Debentures (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	[1]
Debentures Details Abstract
2019
2020	27,968
2021	9,787
2022	3,870
Debentures	$ 41,625	$ 39,680

[1]	(1)The consolidated statement of financial position as at December 31, 2018 reflects the adoption of IFRS 9 on January 1, 2018. The comparative information has not been restated. For additional information on IFRS 9 adoption, refer to the sections "Impairment of financial assets" and "Summary of IFRS 9 adoption impact" within Note 3 to these consolidated financial statements.